UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07680

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

Minnesota Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 146.8%
Authority Revenue - 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$ 1,000,000	$ 1,010,240

Economic Development Revenue - 1.3%
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	750,000	832,208

Education Revenue - 13.6%
Higher Education Facility, Augsburg College, 5.00%, 5/1/23	500,000	522,015
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	1,800,000	1,876,518
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	1,000,000	1,043,950
Higher Education Facility, St. John’s University, 5.00%,10/1/22	1,000,000	1,075,310
Higher Education Facility, University of St. Thomas, 5.00%, 4/1/23	800,000	859,192
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (b)	1,050,000	1,075,011
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, 5.00%, 12/1/36	500,000	510,905
St. Paul Housing and Redevelopment Authority, Cretin Derham Hall Project, 3.48%, 2/1/26	500,000	500,000
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,210,000	1,259,453
		8,722,354

General Obligation - 23.0%
Delano Independent School District (FSA) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 (b)	1,000,000	1,083,670
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	1,045,120
Sauk Rapids Independent School District (MBIA) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (b)	3,500,000	3,783,115
State of Minnesota,
5.00%, 11/1/14	5,000,000	5,501,250
5.00%, 6/1/15	3,000,000	3,312,690
		14,725,845

Healthcare Revenue - 45.7%
Agriculture and Economic Development, Health Care System, Fairview Hospital, 5.75%, 11/15/26	35,000	36,324
Aitkin Health Care Facilities, Riverwood Health Care Center, 5.50%, 2/1/24	500,000	514,835
Colorado Health Authority Revenue, Christian Living Communities Project A, 5.75%, 1/1/26	500,000	526,965
Cuyuna Range Hospital District, 6.00%, 6/1/29	1,000,000	1,021,130
Cuyuna Range Hospital District, 5.50%, 6/1/35	1,000,000	1,025,930
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital, 5.25%, 2/15/33	1,500,000	1,583,610
Glencoe Health Care Facilities, Glencoe Regional Health Services,
5.00%, 4/1/20	500,000	522,455
5.00%, 4/1/25	1,000,000	1,042,090
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	650,000	746,005
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%,12/1/25	680,000	708,934
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	528,525
Inver Grove Heights Minnesota Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	810,144
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	3,000,000	3,263,070
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @101), 5.63%, 5/15/32 (b)	2,000,000	2,215,500
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	1,000,000	1,060,400
Moorhead, Minnesota Economic Development Authority, Housing Development Eventide Project, 5.15%, 6/1/29	700,000	703,024
Northfield Hospital Revenue, 5.38%, 11/1/31	1,500,000	1,613,355
Pine City Health Care Revenue, North Branch (GNMA), 5.00%, 10/20/47	325,000	341,062
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	1,059,500
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA), 5.75%, 5/1/26	4,500,000	4,822,785
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, 5.25%, 7/1/30	1,250,000	1,332,788
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	614,993
St. Paul Housing and Redevelopment Authority, Nursing Home Nts Episcopal, 5.63%, 10/1/33	1,000,000	1,031,630
St. Paul Port Authority Lease, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	103,707
5.88%, 5/1/30	500,000	516,725
6.00%, 5/1/30	900,000	931,797
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	500,000	551,385
		29,228,668

Housing Revenue - 18.6%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, 6.25%, 5/1/18	500,000	515,365
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	400,000	412,296
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,017,350
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue (AMT), Mortgage Backed City Living, 5.00%, 11/1/38	1,750,000	1,809,710
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	809,360
New Hope Multifamily Revenue, Northridge B, (Prerefunded 7/1/06 @ 100) 6.05%, 1/1/17 (b)	415,000	422,864
Pine County Housing and Redevelopment Authority, 5.00%, 2/1/31	1,000,000	1,042,510
Prior Lake Senior Housing, Shepards Path Senior Housing, 5.70%, 8/1/36	500,000	514,555
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,135,048
St. Anthony Housing, Silver Lake Village, 5.63%, 2/1/31	1,000,000	1,030,970
State Housing and Finance Agency, 5.95%, 1/1/17	795,000	796,097
State Housing and Redevelopment Authority, Goodhue County Apartments, 6.63%, 1/1/24	345,000	355,560
		11,861,685

Leasing Revenue - 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center, 5.13%, 2/1/24	250,000	265,128

Miscellaneous Revenue - 4.7%
New Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	3,000,000	3,035,460

Recreation Authority Revenue - 3.6%
Moorhead Golf Course, 5.88%, 12/1/21	490,000	499,384
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	900,000	980,100
St. Paul Recreational Facilities, Highland National Project, 5.00%,10/1/25	750,000	803,017
		2,282,501

Tax Revenue - 6.7%
Minneapolis Development Revenue, Limited Tax Supported Common Bond, 4.85%, 12/1/17	580,000	599,273
4.88%, 12/1/18	610,000	630,868
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	1,012,390
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.65%, 2/1/27	450,000	461,466
5.75%, 2/1/27	500,000	518,970
Puerto Rico Commonwealth Infrastructure, 5.00%, 7/1/31	1,000,000	1,063,370
		4,286,337

Transportation Revenue - 8.4%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 101), 5.75%, 1/1/32 (b)	5,000,000	5,366,600

Utility Revenue - 15.8%
Princeton Public Utility System, 4.25%, 4/1/16	190,000	191,980
Puerto Rico Electric Power Authority, 5.00%, 7/1/24	1,000,000	1,083,370
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
5.16%, 1/1/19 (c)	10,000,000	6,101,400
5.08%, 1/1/23 (c)	2,000,000	1,018,400
4.90%, 1/1/24 (c)	3,500,000	1,706,110
		10,101,260

Water/Pollution Control Revenue - 3.4%
Public Facilities Water Pollution Control Revenue, 5.00%, 3/1/12	2,000,000	2,141,720

Total Municipal Long-Term Securities
(cost: $88,363,811)		93,860,006

Short-Term Investments - 0.4%
Money Market Fund - 0.2%
Federated Minnesota Municipal Cash Trust	105,986	105,986

U.S. Treasury Obligation (d) - 0.2%
U.S. Treasury Bill, 5.11%, 1/11/07	165,000	164,056

Total Short-Term Investments
(cost: $270,042)		270,042

Total Investments in Securities (e) - 147.2% (cost: $88,633,853)		$ 94,130,048

Preferred Shares at Liquidation Value - (48.6)%		(31,100,000)
Other Assets and Liabilities, Net - 1.4%		931,036
Total Net Assets - 100.0%		$ 63,961,084

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

As of November 30, 2006, the fund had no fair valued securities.

(b)

Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2006.
(e)

On November 30, 2006, the cost of investments in securities for federal income tax purposes was $88,633,853. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$5,496,195
Gross unrealized depreciation	-
Net unrealized appreciation	$5,496,195

AMT-Alternative Minimum Tax. As of November 30, 2006, the aggregate market value of securities subject to the AMT is
$7,007,228, which represents 11.0% of total net assets.

FGIC---Financial Guaranty Insurance Corporation

FNMA---Federal National Mortgage Association

FSA---Financial Security Assurance

GNMA----Government National Mortgage Association

MBIA-Municipal Bond Insurance Association

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures	(167)	$(18,234,313)	March 2007	$(96,044)

Item 2 - Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007